Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 354,268	¥ 280,666
Held-to-maturity Securities
Gain (Loss) on Securities [Line Items]
Impairment loss on securities	¥ 0	0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 201,034	152,445
Equity method Investments, aggregated market values	¥ 308,137	¥ 324,239